Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consisted of the following:

	December 31, 2016	December 31, 2015
Trade accounts receivable	951	827
Allowance for doubtful accounts	(12)	(7)

Total	939	820